Document And Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Line Items]
Document Period End Date	Dec. 31, 2011
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0000842294
Document Fiscal Period Focus	FY
Entity Filer Category	Accelerated Filer
Entity Registrant Name	Excel Maritime Carriers Ltd.
Document Fiscal Year Focus	2011
Entity Well Known Seasoned Issuer	No
Document Type	20-F
Entity Current Reporting Status	Yes
Common Stock - Class A
Document and Entity Information [Line Items]
Entity Common Stock Shares Outstanding	88,909,430
Common Stock - Class B
Document and Entity Information [Line Items]
Entity Common Stock Shares Outstanding	230,746